Annual Total Returns[BarChart] - PROFUND VP SHORT DOW 30 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.17%)	(12.55%)	(29.12%)	(11.48%)	(4.44%)	(16.45%)	(22.02%)	2.36%	(19.25%)	(20.89%)